RIGHT-OF-USE-ASSETS, NET	12 Months Ended
Dec. 31, 2025
Right-of-use-assets Net
RIGHT-OF-USE-ASSETS, NET

5	RIGHT-OF-USE-ASSETS, NET

Leased Properties
USD
At January 1, 2024	189,009
Addition	458,237
Lease modification	(10,459)
Depreciation charge for the year	(83,314)
Exchange difference	(3,785)
At December 31, 2024 and January 1, 2025	549,688
Depreciation charge for the year	(87,149)
Disposal of subsidiaries	(381,864)
Exchange difference	4,459
At December 31, 2025	85,134

	2025	2024
	USD	USD
Expense relating to short-term lease and other leases with lease terms end within 12 months	5,328	30,965
Total cash outflow for leases	106,071	77,751

For both years, the Group leased offices for its operations. Lease contracts are entered into fixed terms from 5 year to 9 years (2024: 3 year to 9 years). No extension options are available for all leases. Lease terms are negotiated on an individual basis and contain wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

All leases are operating leases.